Summary of Significant Accounting Policies - Schedule of Table Reflects Calculation of Basic and Diluted Net Loss Per Common Share (Details) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Interest Income		$ 18,000		$ 1,000			$ 27,000	$ 27,000	$ 28,076	$ 232,316
Net loss		$ (8,450,000)		$ (3,003,000)			$ (24,864,000)	$ (9,400,000)	$ (14,374,864)	$ (9,208,432)
Denominator:
Weighted average shares outstanding - basic		9,330,805		7,414,098			8,410,583	7,296,365	7,352,268	7,200,808
Basic (loss) per share:		$ (5.94)		$ (0.40)			$ (34.67)	$ (0.87)	$ (12.85)	$ (1.71)
Fully diluted (loss) per share:		$ (5.94)		$ (0.40)			$ (34.67)	$ (0.87)	$ (12.85)	$ (1.71)
Decarbonization Plus Acquisition Corporation Iii
Numerator:
Net loss	$ (1,045,232)	$ 5,786,915	$ (23,154,862)		$ (24,200,094)	$ (18,413,179)
Decarbonization Plus Acquisition Corporation Iii | Class A Redeemable Common Stock
Numerator:
Interest Income					5,400
Franchise Taxes					$ (5,400)
Denominator:
Weighted average shares outstanding - basic					35,000,000
Weighted average shares outstanding, diluted					35,000,000
Decarbonization Plus Acquisition Corporation Iii | Class B Non-Redeemable Common Stock
Numerator:
Net loss					$ (24,200,094)
Non-Redeemable Net Loss					$ (24,200,094)
Denominator:
Weighted average shares outstanding - basic					8,750,000
Weighted average shares outstanding, diluted					8,750,000
Basic (loss) per share:					$ (2.77)
Fully diluted (loss) per share:					$ (2.77)